Fees Summary	Jul. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,998,000
Previously Paid Amount	0.00
Total Fee Amount	918.29
Total Offset Amount	0.00
Net Fee	918.29
Narrative - Max Aggregate Offering Price	$ 5,998,000
Final Prospectus	true